HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND

                       SUPPLEMENT DATED APRIL 29, 2002 TO
      PROSPECTUSES DATED AUGUST 31, 2001, AS SUPPLEMENTED OCTOBER 24, 2001

     Currently, the Distributor pays sales commissions (in addition to dealer reallowances) at the time of sale of 4.00% of the purchase price of Class B shares of a Fund and 1.00% of the purchase price of Class C shares of a Fund to brokers that initiate and are responsible for purchases of such Class B or Class C shares of a Fund, respectively. Under a special incentive program effective on February 13, 2002, the Distributor pays brokers 5.00% of the purchase price of Class B shares and 2.00% of the purchase price of Class C shares. The special incentive program, which was scheduled to end March 31, 2002, will be extended through May 31, 2002.

     The special incentive program will not affect the public offering price of shares to investors.


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                             HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND

                       SUPPLEMENT DATED APRIL 29, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 31, 2001


     The following text is inserted after the fourth paragraph of the section entitled "PURCHASES, EXCHANGES AND REDEMPTION INFORMATION" on page 36 of the Statement of Additional Information:

     ADDITIONAL PAYMENTS. Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the investment adviser or its affiliates for marketing and servicing shares of the Funds. These fees do not come out of the Funds' assets. Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts. These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.